UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		November 9, 2006
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		88
						----

Form 13F Information Table Value Total:		$871,115
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2 Column 3     Column 4	Column 5		Column 6   Column 7 Column 8
-----------------------	-------- ---------    --------	-------------------	---------- -------- ------------------------
					      Value	Shares/	SH/    Put/	Investment Other    Voting Authority
Name of Issuer		Class	 CUSIP	      (x$1000)	Prn Amt	Prn    Call	Discretion Managers Sole   Shared    None
--------------		-----	 -----	      --------	-------	---    ----	---------- -------- ----   ------    ----
3COM CORP		COM	 885535104    99	22450	SH		Sole				     22450
ADESA INC		COM	 00686u104    694	30050	SH		Sole		    28750	     1300
AGCO CORP		COM	 001084102    515	20300	SH		Sole		    19400	     900
ALPHA NAT RES INC	COM	 02076x102    407	25800	SH		Sole		    24650	     1150
AMER INTL GROUP INC	COM	 026874107    42226	637275	SH		Sole		    452450	     184825
AMERICAN HOME MTG	COM	 02660r107    518	14850	SH		Sole		    14200	     650
AMERICAN PWR CONVSN	COM	 029066107    1970	89700	SH		Sole		    75650	     14050
APOLLO GROUP INC	COM	 037604105    966	19625	SH		Sole		    15275	     4350
APPLIED MATLS INC	COM	 038222105    214	12050	SH		Sole				     12050
AVID TECHNOLOGY INC	COM	 05367p100    1661	45600	SH		Sole		    38100	     7500
AVIS BUDGET GROUP INC	COM	 053774105    3861	211081	SH		Sole		    145407	     65674
AVNET INC		COM	 053807103    1804	91960	SH		Sole		    77760	     14200
BANK OF NEW YORK INC	COM	 064057102    31380	889970	SH		Sole		    627360	     262610
BOSTONSCIENTIFIC CORP	COM	 101137107    25746	1740750	SH		Sole		    1261150	     479600
BRIGGS & STRATTON 	COM	 109043109    565	20500	SH		Sole		    19550	     950
BRISTOL MYERS SQUIBB	COM	 110122108    267	10700	SH		Sole				     10700
CABOT MICROELECTRON	COM	 12709p103    490	17000	SH		Sole		    16250	     750
CAPITAL ONE FINANCIAL	COM	 14040h105    28721	365123	SH		Sole		    262942	     102181
CARBO CERAMICS INC	COM	 140781105    340	9450	SH		Sole		    9050	     400
CDW CORP		COM	 12512n105    1548	25100	SH		Sole		    20300	     4800
CHARLES RIVER LAB INTL 	COM	 159864107    753	17350	SH		Sole		    17350
CISCO SYS INC		COM	 17275r102    849	36950	SH		Sole		    36950
CITIGROUP INC		COM	 172967101    41570	836927	SH		Sole		    589215	     247712
COMCAST CORP 		COM	 20030n101    41399	1121935	SH		Sole		    796001	     325934
CONSECO INC		COM	 208464883    652	31050	SH		Sole		    29650	     1400
COTT CORP 		COM	 22163n106    780	45400	SH		Sole		    43350	     2050
COUNTRYWIDE FINANCIAL	COM	 222372104    33631	959802	SH		Sole		    679275	     280527
CROWN HLDGS INC    	COM	 228368106    674	36250	SH		Sole		    34600	     1650
CUMULUS MEDIA INC	COM	 231082108    123	12914	SH		Sole		    12350	     564
DEL MONTE FOODS CO	COM	 24522p103    500	47800	SH		Sole		    45700	     2100
DELL INC		COM	 24702r101    33087	1448650	SH		Sole		    1038950	     409700
DIEBOLD INC		COM	 253651103    494	11350	SH		Sole		    10850	     500
DIRECTV GROUP INC	COM	 25459L106    1541	78300	SH		Sole		    67600	     10700
EMC CORP		COM	 268648102    29842	2491000	SH		Sole		    1799850	     691150
ENTERCOM COMMS CORP	COM	 293639100    546	21650	SH		Sole		    20700	     950
ESTERLINE TECH CORP	COM	 297425100    457	13550	SH		Sole		    13000	     550
EXPEDIA INC 		COM	 30212p105    16295	1039222	SH		Sole		    752135	     287087
FANNIE MAE		COM	 313586109    38033	680255	SH		Sole		    469300	     210955
FEDEX CORP		COM	 31428x106    1973	18150	SH		Sole		    12500	     5650
FLEETWOOD ENTPRISES	COM	 339099103    346	51450	SH		Sole		    49200	     2250
FOOT LOCKER INC		COM	 344849104    2041	80850	SH		Sole		    67350	     13500
FREDDIE MAC		COM	 313400301    33099	499007	SH		Sole		    348710	     150297
HARLEY DAVIDSON INC 	COM	 412822108    1580	25175	SH		Sole		    19625	     5550
HERCULES INC		COM	 427056106    706	44750	SH		Sole		    42800	     1950
HEWLETT-PACKARD CO 	COM	 428236103    264	7200	SH		Sole				     7200
IAC/INTERACTIVE CRP 	COM	 44919p300    21600	751047	SH		Sole		    538535	     212512
INTEL CORP		COM	 458140100    2938	142850	SH		Sole		    38650	     104200
INTL SPEEDWAY CORP	COM	 460335201    601	12050	SH		Sole		    11500	     550
JACKSONHEWITT TAX SVC	COM	 468202106    492	16400	SH		Sole		    15600	     800
LIBERTY MEDIA CAPITAL	COM	 53071m302    17192	205714	SH		Sole		    144443	     61271
LIBERTY MEDIA INTERACT	COM	 53071m104    20846	1022854	SH		Sole		    719790	     303064
LILLY ELI & CO		COM	 532457108    4896	85900	SH		Sole		    52800	     33100
MAXIMUS INC		COM	 577933104    399	15300	SH		Sole		    14650	     650
MERCK & CO INC		COM	 589331107    274	6535	SH		Sole				     6535
MICHAELS STORES INC	COM	 594087108    766	17600	SH		Sole		    17600
MICROSOFT CORP		COM	 594918104    47680	1743327	SH		Sole		    1229027	     514300
MOLSON COORS BREW	COM	 60871r209    30488	442500	SH		Sole		    326050	     116450
NAVISTAR INTL CORP	COM	 63934e108    403	15600	SH		Sole		    14900	     700
ORACLE CORP		COM	 68389X105    2466	139000	SH		Sole				     139000
PFIZER INC		COM	 717081103    29650	1045478	SH		Sole		    737275	     308203
PLANTRONICS INC 	COM	 727493108    776	44250	SH		Sole		    43150	     1100
RADIOSHACK CORP		COM	 750438103    573	29700	SH		Sole		    28350	     1350
RC2 CORP		COM	 749388104    434	12950	SH		Sole		    12400	     550
READERS DIGEST ASSN	COM	 755267101    523	40350	SH		Sole		    38550	     1800
REALOGY CORP 		COM	 75605e100    11947	526774	SH		Sole		    366160	     160614
RENAISSANCE RE HLDGS	COM	 g7496g103    820	14750	SH		Sole		    14100	     650
RENT A CENTER INC	COM	 76009n100    28201	962831	SH		Sole		    685675	     277156
SANOFI-AVENTIS		COM	 80105n105    29769	669428	SH		Sole		    489550	     179878
SIMPSON MANUFACTURING	COM	 829073105    428	15850	SH		Sole		    15150	     700
SOLECTRON CORP 		COM	 834182107    382	117250	SH		Sole		    110500	     6750
SPEEDWAY MOTORSPORTS	COM	 847788106    548	15050	SH		Sole		    14400	     650
SPRINT NEXTEL CORP 	COM	 852061100    28619	1668775	SH		Sole		    1207825	     460950
ST PAUL TRAVELERS	COM	 792860108    2870	61200	SH		Sole				     61200
SYMANTEC CORP		COM	 871503108    748	35150	SH		Sole		    35150
TEXAS INSTRUMENTS	COM	 882508104    732	22000	SH		Sole		    22000
TIMBERLAND CO		COM	 887100105    650	22600	SH		Sole		    21600	     1000
TYCO INTL LTD 		COM	 902124106    39133	1398100	SH		Sole		    1096300	     301800
UNITED HEALTHGROUP	COM	 91324p102    29750	604675	SH		Sole		    429075	     175600
UNITED STATIONERS INC	COM	 913004107    528	11350	SH		Sole		    10850	     500
UNITED SURGICAL PTRS	COM	 913016309    454	18300	SH		Sole		    17500	     800
WAL-MART STORES INC	COM	 931142103    44231	896814	SH		Sole		    639415	     257399
WALTER INDS INC		COM	 93317q105    696	16300	SH		Sole		    15550	     750
WASTE CONNECTIONS INC	COM	 941053100    624	16450	SH		Sole		    15750	     700
WASTE MANAGEMENT INC	COM	 94106L109    1827	49800	SH		Sole		    42800	     7000
WYNDHAM WORLDWIDE	COM	 98310w108    11737	419635	SH		Sole		    291466	     128169
XL CAPITAL 		COM	 g98255105    27010	393156	SH		Sole		    307200	     85956
YAHOO INC		COM	 984332106    498	19700	SH		Sole		    19700
ZIMMER HLDGS INC	COM	 98956p102    689	10200	SH		Sole		    10200